Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 6,037	$ 3,303	$ 2,401
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	5,470
Provision (recovery) from reported ECL	$ (567)
Variance from reported ECL (%)	(9.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 5,927
Provision (recovery) from reported ECL	$ (110)
Variance from reported ECL (%)	(2.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 6,770
Provision (recovery) from reported ECL	$ 733
Variance from reported ECL (%)	12.00%